Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Retained Earnings (Accumulated Losses)	Total
Balance at Dec. 31, 2021		$ 1		$ 22,803	$ 22,804
Balance (in Shares) at Dec. 31, 2021	[1]	11,250,000
Net income (loss) for the year				391,109	391,109
Balance at Dec. 31, 2022		$ 1		413,912	413,913
Balance (in Shares) at Dec. 31, 2022	[1]	11,250,000
Net income (loss) for the year				936,120	936,120
Balance at Dec. 31, 2023		$ 1		1,350,032	$ 1,350,033
Balance (in Shares) at Dec. 31, 2023		11,250,000	[1]		11,250,000	[2]
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 4,240,827			$ 4,240,827
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	[1]	1,437,500
Net income (loss) for the year				(4,976,716)	(4,976,716)
Balance at Dec. 31, 2024		$ 4,240,828		$ (3,626,684)	$ 614,144
Balance (in Shares) at Dec. 31, 2024		12,687,500	[1]		12,687,500	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.